Bank loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bank loans
Beginning balance	$ 95,000	$ 96,215	$ 55,000
New loans	55,000	95,000	341,215
Disbursements	(95,000)	(95,000)	(300,000)
Sale of subsidiary	0	(1,215)	0
Final balance	$ 55,000	$ 95,000	$ 96,215